Derivatives - Equity derivative contracts (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
Derivatives
Net gains (losses) on investments	$ 1,949.5	$ (1,573.2)
Net changes in capitalization	(319.3)	(1,244.5)
Derivative financial assets	972.5	467.8
Retained earnings
Derivatives
Net changes in capitalization	19.5	(145.5)
RiverStone Barbados AVLNs
Derivatives
Net gains (losses) on investments			$ 95.6
Net Gains on Closure of Financial Instruments			65.8
RiverStone Barbados AVLNs | Retained earnings
Derivatives
Net changes in capitalization			$ 29.8
Equity total return swaps - long positions, investment purposes
Derivatives
Notional amount of equity contracts entered into during the period	200.2
Equity total return swaps - long positions, individual equities
Derivatives
Notional amount	1,112.8	1,012.6
Equity total return swaps - long positions, individual equities | Fairfax subordinate voting shares
Derivatives
Notional amount	$ 732.5	$ 732.5		$ 935.0	$ 935.0
Number of shares under equity swap contracts (in shares) | shares	1,964,155	1,964,155		1,964,155	1,964,155
Notional amount per share (in dollars per share) | (per share)	$ 372.96	$ 372.96		$ 476.03	$ 476.03
Net gains (losses) on investments	$ 624.8	$ 255.4